Balance Sheet Components - Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Asset retirement obligations, non-current	$ 92,979	$ 78,482
Deferred tax liabilities, net	274,341	100,624
Deferred installation revenue, non-current	96,744	86,660
Deferred rent, non-current	76,566	68,787
Accrued taxes, non-current	56,208	26,763
Dividends payable, non-current	8,495	13,394
Customer deposits, non-current	4,773	4,701
Deferred recurring revenue, non-current	2,681	3,645
Derivative instruments	140	669
Other liabilities	10,321	6,688
Other liabilities noncurrent	$ 623,248	$ 390,413